Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA Mutual Funds Trust
Prospectus Date	rr_ProspectusDate	Aug. 01, 2017
Supplement [Text Block]	usaa_SupplementTextBlock

USAA VIRGINA BOND FUND
Fund Shares, Adviser Shares
SUPPLEMENT DATED OCTOBER 27, 2017
TO THE FUND'S PROSPECTUS
DATED AUGUST 1, 2017

This Supplement updates certain information contained in the above-dated prospectus for the USAA Virginia Bond Fund (the Fund).

Effective as of October 12, 2017, an expense limitation has been added to the Virginia Bond Fund Adviser Shares. Therefore, the following changes have been implemented to the Fund's prospectus.

The Annual Fund Operating Expenses table found on page 1 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund Shares	Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.35%	0.33%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.23%	0.23%
Total Annual Fund Operating Expenses	0.58%	0.81%
Reimbursement from Adviser	N/A	(0.01%)(a)
Total Annual Operating Expenses after Reimbursement	0.58%	0.80%

(a) The Investment Adviser has agreed, through July 31, 2018, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.80% of the Adviser Shares' average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Investment Adviser at any time after July 31, 2018.

The Expense Example table found on page 1 is deleted in its entirety and hereby replaced with the following :

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$59	$186	$324	$726
Adviser Shares	$82	$258	$449	$1,001

Under the "Fund Management" section insert the following paragraph before the last paragraph found on page 22:

We have agreed, through July 31, 2018, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.80% of the Adviser Shares average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Board and may be changed or terminated by us at any time after July 31, 2018.

98826-1017

Virginia Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	usaa_SupplementTextBlock

USAA VIRGINA BOND FUND
Fund Shares, Adviser Shares
SUPPLEMENT DATED OCTOBER 27, 2017
TO THE FUND'S PROSPECTUS
DATED AUGUST 1, 2017

This Supplement updates certain information contained in the above-dated prospectus for the USAA Virginia Bond Fund (the Fund).

Effective as of October 12, 2017, an expense limitation has been added to the Virginia Bond Fund Adviser Shares. Therefore, the following changes have been implemented to the Fund's prospectus.

The Annual Fund Operating Expenses table found on page 1 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund Shares	Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.35%	0.33%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.23%	0.23%
Total Annual Fund Operating Expenses	0.58%	0.81%
Reimbursement from Adviser	N/A	(0.01%)(a)
Total Annual Operating Expenses after Reimbursement	0.58%	0.80%

(a) The Investment Adviser has agreed, through July 31, 2018, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.80% of the Adviser Shares' average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Investment Adviser at any time after July 31, 2018.

The Expense Example table found on page 1 is deleted in its entirety and hereby replaced with the following :

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$59	$186	$324	$726
Adviser Shares	$82	$258	$449	$1,001

Under the "Fund Management" section insert the following paragraph before the last paragraph found on page 22:

We have agreed, through July 31, 2018, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.80% of the Adviser Shares average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Board and may be changed or terminated by us at any time after July 31, 2018.

98826-1017

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Virginia Bond Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	$ 59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	$ 726
Virginia Bond Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	258
5 Years	rr_ExpenseExampleYear05	449
10 Years	rr_ExpenseExampleYear10	$ 1,001

[1]	The Investment Adviser has agreed, through July 31, 2018, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.80% of the Adviser Shares' average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Investment Adviser at any time after July 31, 2018.